ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ (178,775)	$ (136,841)	$ (167,425)
Cash flows from an investing activity:
Net cash used in investing activities	(453,395)	(407,235)	(209,789)
Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	299,159	(445)	499,222
Cash provided by (used in) a financing activity	643,109	471,508	623,811
Increase (decrease) in cash, cash equivalents and restricted cash	10,234	(75,940)	248,127
Cash, cash equivalents and restricted cash at beginning of year	499,419	575,359	327,232
Cash, cash equivalents and restricted cash at end of year	509,653	499,419	575,359
Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	0	0	445
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	830	472	(119)
Cash flows from an investing activity:
Capital contribution to a subsidiary	(300,000)	0	(500,000)
Net cash used in investing activities	(300,000)	0	(500,000)
Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	299,159	(445)	499,222
Cash provided by (used in) a financing activity	299,159	(445)	499,222
Increase (decrease) in cash, cash equivalents and restricted cash	(11)	27	(897)
Cash, cash equivalents and restricted cash at beginning of year	38	11	908
Cash, cash equivalents and restricted cash at end of year	27	38	11
Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 0	$ 0	$ 445